BANK FINANCIAL ASSETS AND LIABILITIES - Carrying value of loans to customers aggregated by types of collateral (Details) ₽ in Millions	Dec. 31, 2018 RUB (₽)
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 60,443
Accumulated impairment
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	(7,689)
Loans collateralized by guaranties | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	17,984
Loans collateralized by pledge of real estate | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	14,237
Loans collateralized by pledge of own promissory notes | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	326
Loans collateralized by pledge of equipment | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	143
Loans collateralized by securities | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	32
Loans collateralized by rights of claim | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	15
Loans collateralized by pledge of inventories | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	12
Unsecured loans | Gross amount
BANK FINANCIAL ASSETS AND LIABILITIES
Loans to customers	₽ 35,383